FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Details Narrative)			12 Months Ended
	Apr. 18, 2023 USD ($) $ / shares shares	Apr. 18, 2023 SGD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Apr. 18, 2023 $ / shares shares	Jan. 17, 2023 shares	Dec. 31, 2022 SGD ($) shares	Apr. 18, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 SGD ($) shares	Sep. 30, 2021 shares	Jun. 30, 2021 shares	Apr. 30, 2021 shares	Dec. 31, 2020 SGD ($) shares	Dec. 31, 2019 SGD ($)
IfrsStatementLineItems [Line Items]
Currency risk rate			5	5	5
Bank loan | $								$ 503,606			$ 574,810
Increase decrease in loan | $				$ 2,000	$ 2,300
Negative cash flow from operating activities			$ 1,043,833	$ 1,399,152
Negative working capital			1,126,834					1,510,408
Cash and cash equivalents			$ 1,178,542					$ 1,579,718		$ 1,874,640	$ 2,512,768				$ 885,272	$ 370,942
Number of ordinar shares issued during IPO | shares			486,485					486,485	478,230	949,096	949,096	359,745	837,975	837,975	243,134
Nonadjusting Event [member]
IfrsStatementLineItems [Line Items]
Number of ordinar shares issued during IPO | shares	2,412,369					2,412,369	8,444,460
Shares issued per share | (per share)	$ 4.00					$ 4.00
Gross proceeds from ordinary shares	$ 9,650,000	$ 12,938,017
Net proceeds	$ 8,250,000	$ 11,055,543